Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Other Comprehensive Loss and Stockholders' Equity [Abstract]
Stockholders' Equity

NOTE 15 Stockholders’ Equity

The Company did not repurchase any shares of its common stock in the open market during 2012, 2011 or 2010. The Company suspended dividend payments on common stock in the fourth quarter of 2008 due to the net operating loss experienced and the challenging economic environment. Because of the Company’s current financial position and the limitation on the payment of dividends set forth in the Supervisory Agreements (as described below and in Note 16), it is not known when any future dividends may be paid by the Company.

The Company’s certificate of incorporation authorizes the issuance of up to 500,000 shares of preferred stock, and on December 23, 2008, the Company completed the sale of 26,000 shares of cumulative perpetual preferred stock to the United States Treasury. The preferred stock has a liquidation value of $1,000 per share and a related warrant was also issued to purchase 833,333 shares of HMN common stock at an exercise price of $4.68 per share. The transaction was part of the United States Treasury’s capital purchase program under the Emergency Economic Stabilization Act of 2008. Under the terms of the sale, the preferred shares are entitled to a quarterly cumulative compounding dividend at a stated rate of 5% per annum for each of the first five years of the investment, increasing to 9% thereafter, unless HMN redeems the shares. The Company made all required dividend payments to the Treasury on the outstanding preferred stock in 2009 and 2010 but has deferred the last nine quarterly dividend payments, beginning with the February 15, 2011 dividend payment. The deferred dividend payments have been accrued for payment in the future and are being reported for the deferral period as a preferred dividend requirement that is deducted from income for financial statement purposes to arrive at the net income (loss) available to common shareholders. Under the terms of the certificate of designations for the preferred stock, dividend payments may be deferred, but the dividend is cumulative and compounds quarterly while unpaid. In addition, since the Company failed to pay dividends for six quarters, the Treasury had the right to appoint two representatives to the Company’s board of directors. Treasury did not exercise this right.

On February 8, 2013, the Treasury sold the preferred stock issued by the Company to unaffiliated third party investors in a private transaction for $18.8 million. The Company received no proceeds from the sale and it had no effect on the terms of the outstanding preferred stock, including the Company’s obligation to satisfy accrued and unpaid dividends prior to the payment of any dividend or other distribution to holders of junior stock, including the Company’s common stock, and an increase in the dividend rate from 5% to 9%, commencing with the dividend payment date of February 15, 2014. Further, the sale of the preferred stock had no effect on the Company’s capital, financial condition or results of operations. Because of the sale, the Company generally is no longer subject to the various executive compensation and corporate governance requirements to which participants in Treasury’s Capital Purchase Program were subject while Treasury held the preferred stock. In addition, the Company has been advised that the current holders of substantially all of the preferred stock have entered into agreements with the FRB pursuant to which they have each agreed not to take actions, without the consent of the FRB, which might be construed as exercising or attempting to exercise a controlling influence over the management or policies of the Company or the Bank, including exercise of any right to elect any representatives to the Company’s board of directors.

Under the terms of the Company’s and Bank’s Supervisory Agreements with their federal banking regulators as described in Note 16, neither the Company nor the Bank may declare or pay any cash dividends, or purchase or redeem any capital stock, without prior notice to, and consent of, these regulators. Subject to the foregoing, the preferred stock may be redeemed in whole or in part, at par plus accrued and unpaid dividends. The preferred stock is non-voting, other than certain class voting rights.

The sale of preferred stock did not include the sale of a warrant to purchase 833,333 shares of the Company’s common stock at an exercise price of $4.68, which Treasury continues to hold and may sell in its discretion, subject to applicable securities laws and the Company’s right to repurchase the warrant at fair market value under the terms of the Company’s agreements with Treasury. The warrant may be exercised at any time over its ten-year term and Treasury has agreed not to exercise any voting rights received by acquiring common stock on the exercise of the warrant. The discount on the common stock warrant is being amortized over five years. Both the preferred securities and the warrant qualify as Tier 1 capital.

The OCC has established an individual minimum capital requirement (IMCR) for the Bank as described in Note 16, which required the Bank to establish and maintain core capital at least equal to 8.5% of adjusted total assets at December 31, 2011, which was in excess of the Bank’s 7.14% core capital to adjusted total assets ratio at December 31, 2011. In February 2012, the Bank received a notice from the OCC arising out of its failure to establish and maintain its IMCR of 8.5% core capital to adjusted total assets at December 31, 2011. In April 2012, the Bank submitted to the OCC a written capital plan of how it would maintain its IMCR and a contingency plan in the event the IMCR was not maintained through the Bank’s primary plan. As a result of a decrease in assets and improved financial results, at December 31, 2012, the Bank’s core capital to adjusted total assets ratio had improved to 9.68%.

In order to grant a priority to eligible accountholders in the event of future liquidation, the Bank, at the time of conversion to a stock savings bank, established a liquidation account equal to its regulatory capital as of September 30, 1993. In the event of future liquidation of the Bank, an eligible accountholder who continues to maintain their deposit account shall be entitled to receive a distribution from the liquidation account. The total amount of the liquidation account will decrease as the balance of eligible accountholders is reduced subsequent to the conversion, based on an annual determination of such balance.